RELATED PARTY TRANSACTIONS - Founder Shares (Details)			6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 23, 2021 shares	Feb. 25, 2021 USD ($) shares	Jun. 30, 2023 USD ($) D $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares
RELATED PARTY TRANSACTIONS
Proceeds from sale of founder shares | $				$ 25,000	$ 2,825,960
Amount outstanding under the extension loan | $			$ 367,832	$ 0	$ 2,545,838
Class B Common Stock
RELATED PARTY TRANSACTIONS
Common stock par value per share | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Founder Shares | Related Party | Class B Common Stock | ARC Group Limited
RELATED PARTY TRANSACTIONS
Number of shares issued					1,378,517
Common stock par value per share | $ / shares					$ 0.0001
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights					143,766
Founder Shares | Sponsor
RELATED PARTY TRANSACTIONS
Proceeds from sale of founder shares | $			$ 25,000		$ 25,000
Founder Shares | Sponsor | Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares issued		2,875,000
Proceeds from sale of founder shares | $		$ 25,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Restrictions on transfer period of time after business combination completion			6 months		6 months
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days		150 days
Founder Shares | Chief Executive Officer | Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares transferred		15,000
Founder Shares | Chief Financial Officer | Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares transferred		15,000
Founder Shares | Two Independent Director | Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares transferred		5,000
Founder Shares | Third Independent Director | Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares transferred	5,000
Second Amendment to the Introducing Advisor Agreement | Related Party | Class B Common Stock | ARC Group Limited
RELATED PARTY TRANSACTIONS
Number of shares issued					1,378,517
Common stock par value per share | $ / shares					$ 0.0001
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights					143,766